                               NORWEST PASSAGE-SM-

                               A VARIABLE ANNUITY

                              NORWEST SELECT FUNDS

                             SEMIANNUAL REPORT FOR:
                             INTERMEDIATE BOND FUND
                               INCOME EQUITY FUND
                              VALUGROWTH STOCK FUND
                            SMALL COMPANY STOCK FUND

                                  JUNE 30, 1996




                          Norwest Bank Minnesota, N.A.
                               Investment Adviser
                                 Transfer Agent
                                    Custodian

                         Forum Financial Services, Inc.
                             Manager and Distributor



                    NORWEST SELECT FUNDS ARE NOT INSURED BY
                    THE FDIC, FEDERAL RESERVE SYSTEM, THE
                    U.S. GOVERNMENT, OR ANY OTHER GOVERNMENT
                    AGENCY; ARE NOT BANK DEPOSITS; ARE NOT
                    OBLIGATIONS OF, OR GUARANTEED OR
                    ENDORSED BY ANY BANK AND ARE SUBJECT TO
                    INVESTMENT RISK, INCLUDING THE POSSIBLE
                    LOSS OF PRINCIPAL. Please see other side for additional disclosure information.

Norwest Select Funds is a family of open-end investment companies commonly known as mutual funds. FORUM FINANCIAL SERVICES, INC., MEMBER NASD, is the manager and distributor of Norwest Select Funds. Forum Financial Services, Inc. is not affiliated with Norwest Corporation, Norwest Bank Minnesota, N.A. or Norwest Investment Services, Inc. SHARES OF THE FUNDS ARE NOT INSURED OR GUARANTEED BY OR ARE NOT OBLIGATIONS OF THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE SYSTEM, THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY. EVEN THOUGH NORWEST INVESTMENT MANAGEMENT, A PART OF NORWEST BANK MINNESOTA, N.A. (THE "BANK") ACTS AS THE INVESTMENT ADVISER, AND THE BANK ACTS AS THE TRANSFER AGENT AND CUSTODIAN OF NORWEST SELECT FUNDS AND RECEIVES FEES FOR SUCH SERVICES AS DISCLOSED IN THE PROSPECTUS, SHARES OF THE FUNDS ARE NOT BANK DEPOSITS, AND ARE NOT OBLIGATIONS OF, GUARANTEED OR ENDORSED BY THE BANK, ANY OTHER BANK, OR ANY OF THE BANK'S AFFILIATES, INCLUDING NORWEST CORPORATION AND NORWEST INVESTMENT SERVICES, INC.; NOR ARE THEY GUARANTEED BY OR DO THEY CONSTITUTE OBLIGATIONS OF FORUM FINANCIAL SERVICES, INC.

INVESTMENT IN SHARES OF MUTUAL FUNDS IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL, THAT MAY CAUSE THE VALUE OF THE INVESTMENT AND THE INVESTMENT RETURN TO FLUCTUATE. WHEN THE INVESTMENT IS SOLD, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED.

Mutual funds are sold only by prospectus. Before you invest, please read the prospectus for more information including information about sales charges, deferred sales charges, management and other fees.

                                             August 15, 1996


Dear Shareholders:

Norwest Select Funds is pleased to present its Semi-Annual Report for the period ending June 30, 1996. The Norwest Select Funds lineup continues to expand and improve. In addition to ValuGrowth-SM- Stock Fund, Small Company Stock Fund, and Intermediate Bond Fund, the Norwest Select family of funds now includes Income Equity Fund. This Fund focuses on large well-managed companies that have above-average dividend income and have potential for future growth in both dividends and share price.

Over the past year, the stock market performed well with the Standard and Poor's 500 Stock Index returning 26.41% for the one year ending June 30, 1996, compared to a 13.82% average annual return for the past 10 years. The bull market appears to be continuing as baby boomers in their peak earnings years invest more and more of their retirement savings in stock mutual funds. The bond market did not fare well this year, with the Lehman Brothers Aggregate Bond Index returning only 5.00% ending June 30, 1996, compared to 8.55% average annual return over the past 10 years.

Norwest Select Funds experienced significant growth over the last year with net assets in all funds increasing nearly threefold. This success is the result of the continued positive performance of the Norwest Select Funds and the confidence and support of you, the shareholders of the funds.

If you have any questions or would like additional information about Norwest Select Funds, please call Norwest Shareholder Services at 800-338-1348 or 612-667-8833 and press 2. Thank you for choosing to invest with Norwest Select Funds.


                                                 Sincerely,




                                                 John Y. Keffer
                                                 Chairman
                                                 Norwest Select Funds

                                  TABLE OF CONTENTS



Intermediate Bond Fund - 1996 Performance Review . . . . . . . . . . . . . 1

Income Equity Fund - 1996 Performance Review . . . . . . . . . . . . . . . 2

ValuGrowth-SM- Stock Fund - 1996 Performance Review. . . . . . . . . . . . 3

Small Company Stock Fund - 1996 Performance Review . . . . . . . . . . . . 4

Intermediate Bond Fund - Schedule of Investments . . . . . . . . . . . . . 5

Income Equity Fund - Schedule of Investments . . . . . . . . . . . . . . . 8

ValuGrowth-SM- Stock Fund - Schedule of Investments. . . . . . . . . . . .11

Small Company Stock Fund - Schedule of Investments . . . . . . . . . . . .15

Statements of Assets and Liabilities . . . . . . . . . . . . . . . . . . .19

Statements of Operations . . . . . . . . . . . . . . . . . . . . . . . . .20

Statements of Changes in Net Assets. . . . . . . . . . . . . . . . . . . .21

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .23

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .25

                              NORWEST SELECT FUNDS
                             INTERMEDIATE BOND FUND
                       1996 SEMI-ANNUAL PERFORMANCE REVIEW


The six month period ended June 30, 1996 was another volatile time in the fixed income markets. Bond yields had dropped during most of 1995, and continued to drop into January of 1996. Yields then began to rise significantly, increasing over 1.3% in the intermediate part of the yield curve in which this fund is situated. The bulk of the yield increases occurred on the days that the monthly employment statistics were released, breaking records for daily price declines. All of this activity occurred in the absence of any rate increases by the Federal Reserve Bank ("Fed"). Rather, the Fed seemed to be conducting monetary policy through public statements made by Fed Chairman Greenspan and Federal Open Market Committee members.

Our goal continues to be to provide a high level of income by utilizing a core portfolio of U.S. Treasury and Agency Notes, supplemented with higher yielding mortgage backed securities and corporate bonds. The corporate sector performed well over the entire fiscal year and the mortgage backed sector has performed well during 1996 as yields have risen.


                                     [GRAPH]

       INTERMEDIATE BOND FUND VS. LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE
                                      INDEX


FUND NAME:     INTERMEDIATE BOND FUND
INDEX NAME:    LEHMAN INTERMEDIATE GOV'T/CORP. INDEX

                                  DATE           FUND           INDEX
                                  ----           ----           ----
                                1-Jun-94        $10,000        $10,000
                                  Jun-94        $ 9,880        $10,001
DATES                             Jul-94        $10,010        $10,145
CHART DATE 1: 6/30/96             Aug-94        $10,030        $10,177
Chart Date 2: 6/30/96             Sep-94        $ 9,930        $10,083
INCEPTION DATE: 6/1/94            Oct-94        $ 9,910        $10,082
                                  Nov-94        $ 9,890        $10,036
TOTAL RETURN                      Dec-94        $ 9,950        $10,072
                                  Jan-95        $10,090        $10,242
                                  Feb-95        $10,280        $10,454
                                  Mar-95        $10,350        $10,514
                                  Apr-95        $10,460        $10,644
                                  May-95        $10,880        $10,965
CHART TEXT                        Jun-95        $10,970        $11,039
                                  Jul-95        $10,930        $11,040
                                  Aug-95        $11,040        $11,141
                                  Sep-95        $11,140        $11,222
                                  Oct-95        $11,300        $11,347
                                  Nov-95        $11,480        $11,496
                                  Dec-95        $11,649        $11,616
                                  Jan-96        $11,684        $11,713
                                  Feb-96        $11,482        $11,576
                                  Mar-96        $11,397        $11,517
                                  Apr-96        $11,313        $11,477
                                  May-96        $11,291        $11,468
                                  Jun-96        $11,419        $11,589


VALUE ON 6/30/96
----------------
Intermediate Bond Fund                          $11,419
Lehman Intermediate Gov't/Corp. Index           $11,589

AVERAGE ANNUAL TOTAL RETURN
---------------------------
                                           1 YEAR     SINCE INCEPTION ON 6/1/94
                                           ------     -------------------------
Intermediate Bond Fund                      4.07%               6.37%
Lehman Intermediate Gov't/Corp. Index       5.00%               7.10%






This chart reflects a comparison of the change in value of a $10,000 investment in Intermediate Bond Fund compared to the performance of the Lehman Int. Gov't/Corp. Index for the one year period ending 6/30/96. It is important to keep in mind that the Lehman Int. Gov't./Corp. Index excludes the effect of any fees. Total return for the fund includes reinvestment of dividends and distributions. It does not reflect charges for the variable annuity and variable life contracts or certificates thereunder whose proceeds are invested in the Fund. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                              NORWEST SELECT FUNDS
                               INCOME EQUITY FUND
                       1996 SEMI-ANNUAL PERFORMANCE REVIEW


Norwest Select Income Equity Fund opened the first week of May, 1996. For the two months ended June 30, 1996 we saw significant cash flows into the Fund. The initial portfolio structure emphasized high quality growth companies with an overall portfolio dividend yield higher than the market, with investments diversified among nine separate market sectors. The portfolio has an emphasis on capital goods companies such as General Electric Company, Emerson Electric Company, Honeywell, Incorporated, United Technologies Corporation, and WMX Technologies, Incorporated. The energy sector is currently emphasized with holdings in both domestic and international oil companies and Schlumberger, Ltd. in the oil service industry. We also anticipate increasing our emphasis in consumer cyclical stocks, especially retailers such as May Department Stores Company, J.C. Penney Company, Incorporated, and Dayton Hudson Corporation.

Overall, the portfolio emphasizes very high quality, stable companies that have demonstrated more consistent earnings and dividend growth than the market averages.

                              NORWEST SELECT FUNDS
                            VALUGROWTH-SM- STOCK FUND
                       1996 SEMI-ANNUAL PERFORMANCE REVIEW


Although the ValuGrowth-SM- Stock Fund's absolute performance was strong during the six month period ended June 30, 1996, its performance relative to the Standard & Poor's 500 Index, was disappointing. The Fund's underperformance during the first six months of the fiscal year reflects three factors. First, our corporate profits were very strong, especially cyclical and lower quality stocks. In periods of time when profits, are plentiful, quality growth companies often underperform, and 1995 was no exception. Second, market leadership was extremely narrow. Financial, healthcare, and technology stocks were particularly strong, accounting for a disproportionate share of the markets rise. While ValuGrowth-SM- held a number of these issues, the Fund was not overweight relative to the market in these sectors and had full exposure to other sectors that lagged in the market. Finally, ValuGrowth-SM- held too many stocks that trailed the market while we waited for fundamentals to improve. During previous years, patience has been rewarded. In the momentum driven market we experienced this past year, patience was penalized.

Relative performance improved considerably during the semi-annual period. Slower profit growth has resulted in a shift toward high quality growth companies and companies with stable earnings. In addition, a large number of the issuers we patiently held while they underperformed earlier this fiscal year, began to generate the above market performance we anticipated. Finally, we made certain strategic shifts in ValuGrowth's sector weightings intended to increase diversification and move the Fund toward a more economically neutral position.

Looking forward, we believe ValuGrowth-SM- is well positioned for the economic and market environment we foresee. The Fund continues to be biased toward companies with global franchises and international distribution. In addition, ValuGrowth-SM- is focused on companies with new products, rising demand, financial or operational restructuring or a combination of these factors. We believe that the companies that are currently held in the Fund will be able to generate earnings that meet or exceed expectations regardless of the economic environment. We believe that attractive relative earnings momentum, combined with diversification and compelling relative value, continue to make ValuGrowth-SM- an attractive investment opportunity.


                                    [GRAPH]

                     VALUGROWTH STOCK FUND VS. S&P 500 INDEX


FUND NAME:     VALUGROWTH STOCK FUND
INDEX NAME:    S&P 500 INDEX

                                 DATE            FUND          INDEX
                                 ----            ----          -----
                               1-Jun-94        $10,000        $10,000
                                 Jun-94        $ 9,550        $ 9,755
DATES                            Jul-94        $ 9,990        $10,075
CHART DATE 1: 6/30/96            Aug-94        $10,034        $10,488
Chart Date 2: 6/30/96            Sep-94        $10,007        $10,231
INCEPTION DATE: 6/1/94           Oct-94        $10,021        $10,461
                                 Nov-94        $ 9,780        $10,080
TOTAL RETURN                     Dec-94        $ 9,810        $10,230
                                 Jan-95        $ 9,950        $10,495
                                 Feb-95        $10,300        $10,903
                                 Mar-95        $10,520        $11,224
                                 Apr-95        $10,710        $11,555
                                 May-95        $10,910        $12,016
CHART TEXT                       Jun-95        $11,210        $12,294
                                 Jul-95        $11,510        $12,702
                                 Aug-95        $11,500        $12,734
                                 Sep-95        $11,740        $13,271
                                 Oct-95        $11,520        $13,223
                                 Nov-95        $12,230        $13,803
                                 Dec-95        $12,179        $14,069
                                 Jan-96        $12,312        $14,549
                                 Feb-96        $12,677        $14,685
                                 Mar-96        $12,869        $14,826
                                 Apr-96        $13,071        $15,043
                                 May-96        $13,314        $15,430
                                 Jun-96        $13,233        $15,489


VALUE ON 6/30/96
----------------
S&P 500 Index                    $13,233
ValuGrowth Stock Fund            $15,489

AVERAGE ANNUAL TOTAL RETURN
---------------------------
                                     1 YEAR     SINCE INCEPTION ON 6/1/94
                                     ------     -------------------------
S&P 500 Index                         18.03%              14.39%
ValuGrowth Stock Fund                 25.98%              26.41%






This chart reflects a comparison of the change in value of a $10,000 investment in ValuGrowth-SM- Stock Fund compared to the performance of the S&P 500 Index for the one year period ending 6/30/96. It is important to keep in mind that the S&P 500 Index excludes the effect of any fees. Total return for the fund includes reinvestment of dividends and distributions. It does not reflect charges for the variable annuity and variable life contracts or certificates thereunder whose proceeds are invested in the Fund. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                              NORWEST SELECT FUNDS
                            SMALL COMPANY STOCK FUND
                       1996 SEMI-ANNUAL PERFORMANCE REVIEW


From June 30, 1995 to June 30, 1996, the Select Small Company Stock Fund enjoyed both orderly growth in size and outperformance of its bench mark; the Russell 2000 Index. As with most small-cap funds, the pattern of the last twelve months was: outperformance in the summer of 1995 as technology stocks dominated, under performance in the fall of 1995 as small-caps corrected, renewed outperformance in the late winter and spring of 1996 as small-caps surged past the big-cap world, and the beginning of another correction in June of 1996. This fund quadrupled in size over the last period from June 1995 to June 1996 while outperforming its bench mark, creating what would have to be called a successful year.


                                    [GRAPH]

                 SMALL COMPANY STOCK FUND VS. RUSSELL 2000 INDEX


FUND NAME:     SMALL COMPANY STOCK FUND
INDEX NAME:    RUSSELL 2000 INDEX

                                  DATES          FUND           INDEX
                                  -----          -----          -----
                                1-May-95        $10,000        $10,000
                                  May-95        $10,040        $10,172
                                  Jun-95        $10,670        $10,700
CHART DATE 1: 6/30/96             Jul-95        $11,740        $11,316
Chart Date 2: 6/30/96             Aug-95        $11,970        $11,550
INCEPTION DATE: 5/1/95            Sep-95        $11,920        $11,756
                                  Oct-95        $11,280        $11,231
TOTAL RETURN                      Nov-95        $11,590        $11,702
                                  Dec-95        $11,595        $12,011
                                  Jan-96        $11,636        $12,592
                                  Feb-96        $11,957        $12,709
                                  Mar-96        $12,484        $12,831
                                  Apr-96        $13,891        $13,019
CHART TEXT                        May-96        $14,419        $13,354
                                  Jun-96        $13,406        $13,405




VALUE ON 6/30/96
----------------
Small Company Stock Fund         $13,406
Russell 2000 Index               $13,405

CUMULATIVE TOTAL RETURN
-----------------------
                          SINCE INCEPTION ON 5/1/95
                          -------------------------
Small Company Stock Fund           28.58%
Russell 2000 Index                 26.41%




This chart reflects a comparison of the change in value of a $10,000 investment in Small Company Stock Fund compared to the performance of the Russell 2000 Index for the one year period ending 6/30/96. It is important to keep in mind that the Russell 2000 Index excludes the effect of any fees. Total return for the fund includes reinvestment of dividends and distributions. It does not reflect charges for the variable annuity and variable life contracts or certificates thereunder whose proceeds are invested in the Fund. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

NORWEST SELECT FUNDS

INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996


  FACE
 AMOUNT                      SECURITY DESCRIPTION                       VALUE
---------   -------------------------------------------------          ---------

            CORPORATE BONDS AND NOTES (42.1%)
$125,000    Beneficial Corporation,
                 8.40%, due 5/15/08                                     $139,206
 100,000    Costco Wholesale Corporation,
                 5.75%, due 5/15/02                                       92,000
 200,000    E.I. du Pont de Nemours & Company,
                 8.50%, due 2/15/03                                      212,250
 185,000    General Electric Capital Corporation,
                 7.875%, due 12/1/06                                     195,175
  75,000    Great Western Bank,
                 9.875%, due 6/15/01                                      83,813
 150,000    International Lease Finance,
                 6.50%, due 7/15/97                                      150,630
 100,000    Philip Morris Companies,
                 9.00%, due 5/15/98                                      104,227
 200,000    Procter & Gamble Company,
                 8.00%, due 11/15/03                                     211,750
 185,000    Salomon Incorporated,
                 6.75%, due 8/15/03                                      175,287
 100,000    Snap-On, Incorporated,
                 6.625%, due 10/1/05                                      97,250
  75,000    Southwest Airlines Company,
                 8.00%, due 3/1/05                                        77,343
 100,000    UNUM Corporation,
                 6.56%, due 5/27/97                                      100,571
 160,000    Witco Corporation,
                 6.125%, due 2/1/06                                      148,000
                                                                     -----------
            Total Corporate Bonds and Notes
                 (Cost $1,772,660)                                     1,787,502
                                                                     -----------

See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996


  FACE
 AMOUNT                      SECURITY DESCRIPTION                       VALUE
---------   -------------------------------------------------          ---------

            GOVERNMENT AGENCY NOTES (9.3%)
$300,000    Federal Home Loan Bank,
                 6.69%, due 9/6/05                                      $293,733
 100,000    Federal Home Loan Mortgage Corporation,
                 8.05%, due 5/19/97                                      100,194
                                                                     -----------
            Total Government Agency Notes
                 (Cost $418,316)                                         393,927
                                                                     -----------

            U.S. TREASURY OBLIGATIONS (46.1%)
 300,000    U.S. Treasury Notes,
                 6.00%, due 11/15/05                                     282,750
 165,000    U.S. Treasury Notes,
                 6.50%, due 5/15/97                                      166,063
 200,000    U.S. Treasury Notes,
                 5.13%, due 2/28/98                                      197,198
 200,000    U.S. Treasury Notes,
                 7.875%, due 4/15/98                                     206,072
 250,000    U.S. Treasury Notes,
                 5.00%, due 1/31/99                                      242,808
 150,000    U.S. Treasury Notes,
                 6.125%, due 7/31/00                                     148,422
 300,000    U.S. Treasury Notes,
                 6.25%, due 4/30/01                                      297,264
 100,000    U.S. Treasury Notes,
                 7.50%, due 5/15/02                                      104,806





See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS
June 30, 1996


 FACE/
 SHARES
 AMOUNT                      SECURITY DESCRIPTION                      VALUE
---------   -------------------------------------------------      -------------

            U.S. TREASURY OBLIGATIONS (CONTINUED)
$300,000    U.S. Treasury Notes,
                 7.25%, due 5/15/04                                     $310,828
                                                                    ------------
            Total U.S. Treasury Obligations
                 (Cost $1,999,345)                                     1,956,211
                                                                    ------------

            SHORT-TERM HOLDINGS (2.5%)
     891    Dreyfus Cash Management Fund, Class A                            891
 104,853    Federated Treasury Obligations Fund, Institutional
            Shares                                                       104,853
                                                                    ------------
            Total Short-Term Holdings (Cost $105,744)                    105,744
                                                                    ------------

            TOTAL INVESTMENTS (100.0%)
                 (Cost $4,296,065)                                    $4,243,384
                                                                    ------------
                                                                    ------------









See accompanying notes to financial statements.

NORWEST SELECT FUNDS

INCOME EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                      SECURITY DESCRIPTION                      VALUE
--------    ---------------------------------------------------     ------------

            COMMON STOCKS (69.8%)

            BASIC MATERIALS (3.7%)
     630    E.I. du Pont de Nemours & Company                            $49,848
     810    Morton International, Incorporated                            30,172
                                                                    ------------
                                                                          80,020
                                                                    ------------

            CAPITAL GOODS (9.5%)
     320    Emerson Electric Company                                      28,920
     395    General Electric Company                                      34,168
     810    Honeywell, Incorporated                                       44,145
     440    United Technologies Corporation                               50,600
   1,520    WMX Technologies, Incorporated                                49,780
                                                                    ------------
                                                                         207,613
                                                                    ------------

            CONSUMER CYCLICAL (10.6%)
     220    Dayton Hudson Corporation                                     22,689
     660    Deluxe Corporation                                            23,430
     840    Dun & Bradstreet Corporation                                  52,500
     530    Eastman Kodak Company                                         41,208
     440    J.C. Penney Company, Incorporated                             23,100
     830    May Department Stores Company                                 36,312
     350    McDonald's Corporation                                        16,363
     310    Sears Roebuck and Company                                     15,073
                                                                    ------------
                                                                         230,675
                                                                    ------------

            CONSUMER STAPLES (14.6%)
   1,060    American Brands, Incorporated                                 48,097
     640    American Home Products Corporation                            38,480
     570    Johnson & Johnson                                             28,215
     500    Merck & Company, Incorporated                                 32,312
     630    PepsiCo, Incorporated                                         22,286

See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

INCOME EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                      SECURITY DESCRIPTION                       VALUE
---------   --------------------------------------------------      ------------

            CONSUMER STAPLES (CONTINUED)
     395    Pfizer, Incorporated                                         $28,193
     395    Philip Morris Companies, Incorporated                         41,080
     350    Procter & Gamble Company                                      31,718
   1,460    Sara Lee Corporation                                          47,267
                                                                    ------------
                                                                         317,648
                                                                    ------------

            ENERGY (8.6%)
     285    Atlantic Richfield Company                                    33,773
     660    Chevron Corporation                                           38,940
     350    Exxon Corporation                                             30,406
     200    Mobil Corporation                                             22,425
     155    Royal Dutch Petroleum Company                                 23,832
     440    Schlumberger, Ltd.                                            37,070
                                                                    ------------
                                                                         186,446
                                                                    ------------

            FINANCIAL (8.1%)
     280    Allstate Corporation                                          12,775
     570    American Express Company                                      25,436
     750    American General Corporation                                  27,282
     740    First Bank System, Incorporated                               42,920
     440    J.P. Morgan & Company, Incorporated                           37,235
     395    Transamerica Corporation                                      31,995
                                                                    ------------
                                                                         177,643
                                                                    ------------

            MISCELLANEOUS (2.1%)
     660    Minnesota Mining & Manufacturing Company                      45,540
                                                                    ------------

            TECHNOLOGY (6.7%)
   1,100    AT&T Corporation                                              68,200
     770    Hewlett-Packard Company                                       76,711
                                                                    ------------
                                                                         144,911
                                                                    ------------

See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

INCOME EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                      SECURITY DESCRIPTION                      VALUE
--------    ------------------------------------------------------  ------------

            UTILITIES (5.9%)
     550    Consolidated Natural Gas Company                             $28,737
     290    FPL Group, Incorporated                                       13,340
     840    GTE Corporation                                               37,590
     640    Pacific Gas & Electric Company                                14,881
     750    Public Service Enterprise Group, Incorporated                 20,532
     330    Texas Utilities Company                                       14,107
                                                                    ------------
                                                                         129,187
                                                                    ------------
            Total Common Stocks (Cost $1,509,628)                      1,519,683
                                                                    ------------


            REPURCHASE AGREEMENTS (30.2%)
 656,835    Lehman Brothers, Incorporated, 5.47%, due 7/1/96,
            collateralized by $70,200,000 Federal Home Loan
            Mortgage Discount Notes, 5.45%, due 12/24/96;
            $18,000,000 Federal Farm Credit Bank Discount
            Notes, 5.45%, due 9/11/96;  $20,000,000 Federal Farm
            Credit Bank Discount Notes, 5.45%, due 3/21/97;
            $45,000,000 Federal Home Loan Mortgage Discount
            Notes, 5.45%, due 3/20/97; $42,000,000 Federal Home
            Loan Mortgage Discount Notes, 5.45%, due 9/25/96;
            $15,000,000 Federal National Mortgage Association
            Discount Notes, 5.45%, due 9/18/96                         $656,835
                                                                    ------------
            Total Investments (100.0%)
                (Cost $2,166,463)                                    $2,176,518
                                                                    ------------
                                                                    ------------






See accompanying notes to financial statements.

NORWEST SELECT FUNDS

VALUGROWTH-SM- STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                      SECURITY DESCRIPTION                      VALUE
-------     ---------------------------------------------------      -----------

            COMMON STOCKS (94.5%)

            BASIC MATERIALS (6.5%)
   1,600    E.I. du Pont de Nemours & Company                           $126,600
   2,450    Hercules, Incorporated                                       135,363
   3,250    Morton International, Incorporated                           121,062
   3,200    Witco Corporation                                            110,000
                                                                    ------------
                                                                         493,025
                                                                    ------------

            CAPITAL GOODS (10.5%)
   1,550    Emerson Electric Company                                     140,081
   1,600    General Electric Company                                     138,400
   3,200    Honeywell, Incorporated                                      174,400
   3,150    Thermo Electron Corporation (a)                              131,119
   2,600    USA Waste Services, Incorporated                              77,025
   2,700    York International Corporation                               139,725
                                                                    ------------
                                                                         800,750
                                                                    ------------

            CONSUMER CYCLICAL (9.4%)
   4,200    Black & Decker Corporation                                   162,225
   1,300    Home Depot, Incorporated                                      70,200
   2,000    Lowe's Companies, Incorporated                                72,250
   3,000    May Department Stores Company                                131,250
   5,100    Newell Company                                               156,188
   1,900    The Walt Disney Company                                      119,462
                                                                    ------------
                                                                         711,575
                                                                    ------------

            CONSUMER STAPLES (23.9%)
   3,500    Albertson's, Incorporated                                    144,812
   2,400    American Home Products Corporation                           144,300
   3,044    Columbia HCA Healthcare Corporation                          162,474
   2,850    Crown Cork & Seal Company, Incorporated (a)                  128,250


See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

VALUGROWTH-SM- STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                      SECURITY DESCRIPTION                      VALUE
-------     ---------------------------------------------------      -----------

            CONSUMER STAPLES (CONTINUED)
   3,500    Duracell International, Incorporated                        $150,937
   2,200    Gillette Company                                             137,225
   3,900    IVAX Corporation                                              61,911
   5,500    Mylan Laboratories                                            94,876
   4,800    PepsiCo, Incorporated                                        169,800
   1,800    Procter & Gamble Company                                     163,125
   4,605    Sonoco Products Company                                      130,667
   3,400    The Coca-Cola Company                                        166,175
   5,400    Vencor, Incorporated (a)                                     164,700
                                                                    ------------
                                                                       1,819,252
                                                                    ------------

            ENERGY (5.4%)
   1,500    Chevron Corporation                                           88,500
     800    Mobil Corporation                                             89,700
     700    Royal Dutch Petroleum Company                                107,625
   1,500    Schlumberger, Ltd.                                           126,375
                                                                    ------------
                                                                         412,200
                                                                    ------------

            FINANCIAL (11.6%)
   1,700    American International Group                                 167,662
   3,000    Chubb Corporation                                            149,626
   2,400    First Union Corporation                                      146,100
   2,000    Franklin Resources, Incorporated                             122,000
   2,650    State Street Boston Corporation                              135,150
   2,925    SunAmerica, Incorporated                                     165,262
                                                                    ------------
                                                                         885,800
                                                                    ------------

            MISCELLANEOUS (2.1%)
   3,500    Alco Standard Corporation                                    158,375
                                                                    ------------


See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

VALUGROWTH-SM- STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                      SECURITY DESCRIPTION                       VALUE
-------     ---------------------------------------------------      -----------

            TECHNOLOGY (16.4%)
   1,500    Cabletron Systems, Incorporated (a)                         $102,937
   2,400    Electronic Data Systems Corporation                          129,000
   5,000    EMC Corporation (a)                                           93,125
   1,850    First Data Corporation                                       147,306
   1,300    Hewlett-Packard Company                                      129,513
   1,700    Intel Corporation                                            124,844
   4,000    Telefonaktiebolaget LM Ericsson, Series B,
                      Sponsored ADR                                       86,000
   1,050    Microsoft Corporation (a)                                    126,131
   1,200    Motorola, Incorporated                                        75,450
   3,900    Silicon Graphics, Incorporated (a)                            93,600
   2,700    Xerox Corporation                                            144,450
                                                                    ------------
                                                                       1,252,356
                                                                    ------------

            TRANSPORTATION AND PROFESSIONAL SERVICES ( 1.7%)
   2,000    Conrail, Incorporated                                        132,750
                                                                    ------------

            UTILITIES (7.0%)
   2,900    American Electric Power Company                              123,613
   2,400    Consolidated Natural Gas                                     125,400
   6,100    DPL, Incorporated                                            148,689
   3,200    Texas Utilities Company                                      136,800
                                                                    ------------
                                                                         534,502
                                                                    ------------

            Total Common Stocks (Cost $6,112,647)                      7,200,585
                                                                    ------------





See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

VALUGROWTH-SM- STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                         SECURITY DESCRIPTION                      VALUE
---------   -------------------------------------------------       ------------

            SHORT-TERM HOLDINGS (5.5%)
 211,533    Dreyfus Cash Management Fund, Class A                       $211,533
 211,441    Provident Institutional Funds, TempFund Fund                 211,441
                                                                    ------------

            Total Short-Term Holdings (Cost $422,974)                    422,974
                                                                    ------------

            TOTAL INVESTMENTS (100.0%)
                 (Cost $6,535,621)                                    $7,623,559
                                                                    ------------
                                                                    ------------







(a)   Non-income producing security.
See accompanying notes to financial statements.

NORWEST SELECT FUNDS

SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                          SECURITY DESCRIPTION                     VALUE
--------    ---------------------------------------------------     -----------

            COMMON STOCKS (88.2%)

            BASIC MATERIALS (11.1%)
   1,850    Chemed Corporation                                           $68,912
   3,300    Ciber, Incorporated                                           72,600
   3,400    GMIS, Incorporated                                            40,800
   1,000    Keane, Incorporated (a)                                       36,875
   3,600    Kentek, Information Systems, Incorporated (a)                 38,250
   1,950    OM Group, Incorporated                                        76,537
   2,400    STB Systems, Incorporated                                     41,100
   4,450    Tetra Technologies, Incorporated (a)                          77,319
   1,900    Zitel Corporation (a)                                         26,125
                                                                    ------------
                                                                         478,518
                                                                    ------------

            CAPITAL GOODS (6.2%)
   1,300    Dreco Energy Services Limited (a)                             35,750
   3,300    Maverick Tube Corporation                                     38,775
   4,300    Softkey International, Incorporated (a)                       81,431
   2,100    Varco International, Incorporated (a)                         38,063
   3,000    Vitesse Semiconductor Corporation (a)                         72,000
                                                                    ------------
                                                                         266,019
                                                                    ------------

            CONSUMER CYCLICAL (8.0%)
   4,600    Friedman's Incorporated, Class A (a)                         117,300
   1,300    Harman International Industries, Incorporated                 64,025
   6,100    NHP, Incorporated (a)                                        125,812
   2,500    Sport-Haley, Incorporated (a)                                 36,563
                                                                    ------------
                                                                         343,700
                                                                    ------------

            CONSUMER STAPLES (8.7%)
   1,250    BMC Industries, Incorporated                                  35,938
   5,950    Circon Corporation (a)                                        69,913



See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                          SECURITY DESCRIPTION                   VALUE
---------   -------------------------------------------------       ------------

            CONSUMER STAPLES (CONTINUED)
   3,000    DII Group, Incorporated                                      $76,500
   3,050    Empi, Incorporated                                            39,650
   3,300    Fischer Imaging Corporation (a)                               39,600
   2,000    Inphynet Medical Management, Incorporated (a)                 37,500
   2,500    Sierra Health Services, Incorporated (a)                      78,750
                                                                    ------------
                                                                         377,851
                                                                    ------------

            ENERGY (19.1%)
   4,300    Box Energy Corporation (a)                                    39,238
   4,700    Digicon, Incorporated (a)                                     78,725
   7,600    Global Natural Resources, Incorporated (a)                   124,450
   2,900    Lomak Petroleum, Incorporated                                 41,325
   3,650    Nuevo Energy Company (a)                                     117,712
   3,150    Parker & Parsley Petroleum Company                            87,412
   2,800    Pride Petroleum Services, Incorporated (a)                    39,900
   7,350    Tuboscope Vetco International Corporation (a)                 81,768
   5,700    Unit Corporation                                              37,963
   2,650    United Meridian Corporation (a)                               95,400
   3,150    Vintage Petroleum, Incorporated                               80,325
                                                                    ------------
                                                                         824,218
                                                                    ------------

            FINANCIAL (15.9%)
   5,700    AmeriCredit Corporation (a)                                   89,063
   4,500    Bank Plus Corporation (a)                                     39,375
   2,400    Coast Savings Financial (a)                                   78,600
   2,600    Felcor Suite Hotels, Incorporated                             79,300
   2,900    First Colorado Bancorp, Incorporated                          38,425
   3,950    Imperial Credit Industries, Incorporated                     119,487
   2,500    Imperial Credit Mortgage Holdings                             40,000
   2,200    IPC Information Systems, Incorporated (a)                     38,500
   1,300    Long Island Bancorp, Incorporated                             39,731

See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                      SECURITY DESCRIPTION                     VALUE
--------    ----------------------------------------------------    ------------

            FINANCIAL (CONTINUED)
   2,150    Southern Pacific Funding Corporation (a)                     $37,625
   3,600    Sunstone Hotel Investors, Incorporated                        39,151
   2,000    WFS Financial, Incorporated                                   45,000
                                                                    ------------
                                                                         684,257
                                                                    ------------

            MISCELLANEOUS (2.2%)
   3,250    Tech-Sym Corporation (a)                                      96,687
                                                                    ------------

            TECHNOLOGY (13.3%)
   2,000    Altron, Incorporated (a)                                      40,500
   4,600    American Business Information, Incorporated (a)               83,950
   4,250    InterVoice, Incorporated (a)                                  84,468
   3,600    Powell Industries, Incorporated (a)                           41,850
   6,400    Smartflex Systems, Incorporated (a)                           96,000
   4,500    Stormedia, Incorporated (a)                                   48,937
   8,300    Symantec Corporation (a)                                     103,750
   2,700    SymmetriCom, Incorporated (a)                                 36,450
   3,000    Tekelec (a)                                                   39,375
                                                                    ------------
                                                                         575,280
                                                                    ------------

            TRANSPORTATION AND PROFESSIONAL SERVICES ( 2.9%)
     700    Atlas Air, Incorporated (a)                                   40,250
   2,550    Covenant Transportation, Incorporated (a)                     43,350
   2,100    Swift Transportation, Incorporated (a)                        40,163
                                                                    ------------
                                                                         123,763
                                                                    ------------

            UTILITIES (0.8%)
   1,000    Newpark Resources, Incorporated (a)                           36,750
                                                                    ------------
            Total Common Stocks (Cost $3,555,573)                     $3,807,043
                                                                    ------------

See accompanying notes to financial statements.
(continued)

NORWEST SELECT FUNDS

SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 1996

 SHARES                      SECURITY DESCRIPTION                     VALUE
---------   ----------------------------------------------------    ------------

            OTHER INVESTMENTS (11.8%)
 113,964    Dreyfus Treasury Cash Management Fund, Class A              $113,964
 110,640    Federated Trust for Government Cash Reserves                 110,640
 115,833    Fidelity Institutional Cash Portfolio;
                     Money Market Class 1                                115,833
 169,661    Provident Institutional Funds, TempFund Fund                 169,661
                                                                    ------------

            Total Other Investments (Cost $510,098)                      510,098
                                                                    ------------

            TOTAL INVESTMENTS (100.0%)
                 (Cost $4,065,671)                                    $4,317,141
                                                                    ------------




















(a)   Non-income producing security.
See accompanying notes to financial statements.

NORWEST SELECT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1996

                                            -----------------------------------------------------------------------
                                                                                                            SMALL
                                             INTERMEDIATE           INCOME            VALUGROWTH           COMPANY
                                                 BOND               EQUITY               STOCK              STOCK
                                                 FUND                FUND                FUND               FUND
                                            -----------------------------------------------------------------------
ASSETS
  Investments at value (a)                   $4,243,384          $2,176,518          $7,623,559          $4,317,141
  Receivable for securities sold                     --                  --              24,816                  --
  Interest, dividends and other receivables      62,836               3,860              16,157              11,484
  Organization costs, net of amortization        28,896                  --              28,896                  --
                                             ----------          ----------          ----------          ----------
Total Assets                                  4,335,116           2,180,378           7,693,428           4,328,625
                                             ----------          ----------          ----------          ----------

LIABILITIES
  Payable for securities purchased                   --             116,207             144,274             352,129
  Accrued fees and expenses                       3,438               1,334              11,552               7,003
                                             ----------          ----------          ----------          ----------
Total Liabilities                                 3,438             117,541             155,826             359,132
                                             ----------          ----------          ----------          ----------

NET ASSETS                                   $4,331,678          $2,062,837          $7,537,602          $3,969,493
                                             ----------          ----------          ----------          ----------
                                             ----------          ----------          ----------          ----------

COMPONENTS OF NET ASSETS
  Capital paid in                            $4,253,229          $2,049,360          $6,521,186          $3,490,745
  Undistributed net investment income           105,630               3,422              36,502               3,076
  Unrealized appreciation /(depreciation)       (52,681)             10,055           1,087,938             251,470
  Accumulated net realized gain/(loss)           25,500                  --            (108,024)            224,202
                                             ----------          ----------          ----------          ----------

NET ASSETS                                   $4,331,678          $2,062,837          $7,537,602          $3,969,493
                                             ----------          ----------          ----------          ----------
                                             ----------          ----------          ----------          ----------

SHARES OUTSTANDING                              402,686             204,022             576,277             306,318
                                             ----------          ----------          ----------          ----------
                                             ----------          ----------          ----------          ----------

NET ASSET VALUE PER SHARE                        $10.76              $10.11              $13.08              $12.96
                                             ----------          ----------          ----------          ----------
                                             ----------          ----------          ----------          ----------

(a) Cost of investments                      $4,296,065          $2,166,463          $6,112,647          $4,065,671
                                             ----------          ----------          ----------          ----------
                                             ----------          ----------          ----------          ----------


See accompanying notes to financial statements.

NORWEST SELECT FUNDS

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1996

                                            -----------------------------------------------------------------------
                                                                                                            SMALL
                                             INTERMEDIATE           INCOME            VALUGROWTH           COMPANY
                                                 BOND               EQUITY               STOCK              STOCK
                                                 FUND                FUND                FUND               FUND
                                                                     (a)
                                            -----------------------------------------------------------------------
INVESTMENT INCOME
  Interest income                              $116,425              $1,562              $8,086              $7,428
  Dividend income                                    --               3,191              53,384               7,194
                                             ----------          ----------          ----------          ----------
Total income                                    116,425               4,753              61,470              14,622
                                             ----------          ----------          ----------          ----------

EXPENSES
  Advisory                                       10,931               1,253              24,914              11,528
  Management                                      3,644                 313               6,229               2,882
  Transfer Agent                                  1,457                 125               2,491               1,153
  Custodian                                         364                  31                 623                 288
  Accounting                                     18,000               5,516              19,000              23,000
  Professional Services                           1,582                  13               2,655               1,174
  Audit and Tax Reporting                           213                  --                 347                 848
  Trustees                                           42                  --                  71                  32
  Amortization of Organization Costs              4,954                  --               4,954                  --
  Valuation Services                              2,297                 270               1,343               1,339
  Other                                             114                  --                 598                 144
                                             ----------          ----------          ----------          ----------
Total Expenses                                   43,598               7,521              63,225              42,388

  Expenses reimbursed and fees waived           (32,638)             (6,190)            (38,257)            (30,842)
                                             ----------          ----------          ----------          ----------
Net Expenses                                     10,960               1,331              24,968              11,546
                                             ----------          ----------          ----------          ----------
NET INVESTMENT INCOME                           105,465               3,422              36,502               3,076
                                             ----------          ----------          ----------          ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Realized gain/(loss) on investments            23,117                  --             (11,264)            226,595
  Change in unrealized
  appreciation/(depreciation)                  (189,216)             10,055             471,584             139,588
                                             ----------          ----------          ----------          ----------

NET GAIN ON INVESTMENTS                        (166,099)             10,055             460,320             366,183
                                             ----------          ----------          ----------          ----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS                              ($60,634)            $13,477            $496,822            $369,259
                                             ----------          ----------          ----------          ----------
                                             ----------          ----------          ----------          ----------


(a) See Note 1 of notes to financial statements for commencement of operations.

See accompanying notes to financial statements.

NORWEST SELECT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED JUNE 30, 1996

                                                                   INTERMEDIATE                          INCOME
                                                                       BOND                              EQUITY
                                                                       FUND                               FUND
                                                          ---------------------------        --------------------------------
                                                              Amount         Shares             Amount               Shares
                                                          ------------    -----------        ------------        ------------
NET ASSETS - December 31, 1994                            $  1,255,171                                 --
                                                          ------------                       ------------
OPERATIONS
  Net investment income                                     $  131,801                                 --
  Realized gain on investments                                  10,898                                 --
  Change in unrealized appreciation                            174,654                                 --
                                                          ------------
                                                               317,353                                 --
                                                          ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                       (174,448)                                --
  Realized gain on investments                                      --                                 --
                                                          ------------
                                                              (174,448)                                --
                                                          ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                  2,603,356        242,293                  --                  --
  Proceeds from shares reinvested                              174,503         15,954                  --                  --
  Payments for shares redeemed                              (1,086,022)      (102,837)                 --                  --
                                                          ------------   ------------
                                                             1,691,837        155,410                  --                  --
                                                          ------------   ------------

NET ASSETS - December 31, 1995                            $  3,089,913                                 --
                                                          ------------                       ------------
OPERATIONS
  Net investment income                                     $  105,465                           $  3,422
  Realized gain on investments                                  23,117                                 --
  Change in unrealized appreciation /(depreciation)           (189,216)                            10,055
                                                          ------------                       ------------
                                                               (60,634)                            13,477
                                                          ------------                       ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                  1,582,019        146,977           2,049,360             204,002
  Payments for shares redeemed                                (279,620)       (25,832)                 --                  --
                                                          ------------    -----------        ------------        ------------
                                                             1,302,399        121,145           2,049,360             204,002
                                                          ------------    -----------        ------------        ------------

NET ASSETS - June 30, 1996                                $  4,331,678                       $  2,062,837
                                                          ------------                       ------------
                                                          ------------                       ------------

See accompanying notes to financial statements.

NORWEST SELECT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE PERIOD ENDED JUNE 30, 1996

                                                                                                          SMALL
                                                                    VALUGROWTH                           COMPANY
                                                                       STOCK                             GROWTH
                                                                       FUND                               FUND
                                                          ---------------------------        --------------------------------
                                                              Amount         Shares             Amount               Shares
                                                          ------------    -----------        ------------        ------------
NET ASSETS - December 31, 1994                            $  1,910,104                                 --
                                                          ------------                       ------------
OPERATIONS
 Net investment income                                       $  37,370                           $  9,729
 Realized gain/(loss)  on investments                          (77,676)                            54,909
 Change in unrealized  appreciation                            646,711                            111,882
                                                          ------------                       ------------
                                                               606,405                            176,520
                                                          ------------                       ------------

DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                         (51,011)                            (9,738)
 Realized gain on investments                                       --                            (57,306)
                                                          ------------                       ------------
                                                               (51,011)                           (67,044)
                                                          ------------                       ------------

CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold                                   3,071,041        274,670           1,854,563             175,170
 Proceeds from shares reinvested                                51,056          4,293              67,046               6,002
 Payments for shares redeemed                                 (794,583)       (75,453)             (3,587)               (314)
                                                          ------------   ------------        ------------        ------------
                                                             2,327,514        203,510           1,918,022             180,858
                                                          ------------   ------------        ------------        ------------

NET ASSETS - December 31, 1995                            $  4,793,012                       $  2,027,498
                                                          ------------                       ------------
                                                          ------------                       ------------

OPERATIONS
 Net investment income                                       $  36,502                           $  3,076
 Realized gain/(loss) on investments                           (11,264)                           226,595
 Change in unrealized appreciation /(depreciation)             471,584                            139,588
                                                          ------------                       ------------
                                                               496,822                            369,259
                                                          ------------                       ------------

CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold                                   2,460,037        194,585           1,594,805             127,462
 Payments for shares redeemed                                 (212,269)       (16,383)            (22,069)             (1,988)
                                                          ------------   ------------        ------------        ------------
                                                             2,247,768        178,202           1,572,736             125,474
                                                          ------------   ------------        ------------        ------------

NET ASSETS - June 30, 1996                                $  7,537,602                       $  3,969,493
                                                          ------------                       ------------
                                                          ------------                       ------------

See accompanying notes to financial statements.

NORWEST SELECT FUNDS

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD

                                                           INTERMEDIATE                                         INCOME
                                                               BOND                                             EQUITY
                                                              FUND(c)                                           FUND(c)
                                                 ------------------------------------------                  ------------
                                                 Period Ended    Year Ended    Period Ended                  Period Ended
                                                   6/30/96        12/31/95       12/31/94                      6/30/96
Beginning net asset value per share                 $  10.98        $  9.95       $  10.00                      $  10.00
Net investment income                                   0.27           0.33           0.33                          0.02
Net realized and unrealized
    gain/(loss) on securities                          (0.49)          1.36          (0.38)                         0.09
Dividends from Net Investment Income                      --          (0.66)            --                            --
Dividends from net realized gains                         --             --             --                            --
                                                  ----------     ----------     ----------                    ----------
Ending net asset value per share                  $    10.76     $    10.98     $     9.95                    $    10.11
                                                  ----------     ----------     ----------                    ----------
                                                  ----------     ----------     ----------                    ----------

Ratios to average net assets:
   Expenses (a):                                        0.60 % (b)     0.60 %         0.60 % (b)                    0.85 % (b)
   Net investment income                                5.79 % (b)     6.33 %         6.45 % (b)                    2.04 % (b)
Total return                                           (2.00)%        17.08 %        (0.50)%                        1.10 %
Portfolio turnover rate                                31.69 %        54.04 %        52.61 %                       51.16 %
Net assets at end of period
    (000's omitted)                                 $  4,332       $  3,090       $  1,255                      $  2,063

Average Commission Rate (d):                             N/A                                                          --

(a) During the period, various fees
      and expenses were waived and
      reimbursed, respectively.  Had
      such waivers and reimbursements
      not occurred, the ratio of expenses
      to average net assets would have
      been:                                             2.39 % (b)     4.67 %         9.31 % (b)                    4.80 % (b)
(b) Annualized.
(c) See Note 1 of notes to financial statements for commencement of operations.
(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

See accompanying notes to financial statements.

NORWEST SELECT FUNDS

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD


                                                                                                      SMALL
                                                             VALUGROWTH                              COMPANY
                                                                STOCK                                 STOCK
                                                               FUND(c)                               FUND(c)
                                             -------------------------------------------   ---------------------------
                                             Period Ended    Year Ended     Period Ended   Period Ended   Period Ended
                                                6/30/96       12/31/95        12/31/94        6/30/96       12/31/95
Beginning net asset value per share            $  12.04       $   9.81       $  10.00       $  11.21       $  10.00
Net investment income                              0.06           0.07           0.07           0.01           0.06
Net realized and unrealized
  gain/(loss) on securities                        0.98           2.30          (0.26)          1.74           1.54
Dividends from Net Investment Income                 --          (0.14)            --             --          (0.06)
Dividends from net realized gains                    --             --             --             --          (0.33)
                                               --------       --------       --------       --------       --------
Ending net asset value per share               $  13.08       $  12.04       $   9.81       $  12.96       $  11.21
                                               --------       --------       --------       --------       --------
                                               --------       --------       --------       --------       --------
Ratios to average net assets:
     Expenses (a):                                 0.80% (b)      0.80%          0.80% (b)      0.80% (b)      0.80% (b)
     Net investment income                         1.17% (b)      1.24%          1.67% (b)      0.02% (b)      1.02% (b)
Total return                                       8.64%         24.15%        (1.90)%         15.61%         15.95%
Portfolio turnover rate                           21.75%         25.44%         16.77%         57.19%         51.16%
Net assets at end of period
  (000's omitted)                              $  7,538       $  4,793       $  1,910       $  3,969       $  2,027

Average Commission Rate (d):                   $  0.894                                     $  0.554

(a) During the period, various fees
    and expenses were waived and
    reimbursed, respectively. Had
    such waivers and reimbursements
    not occurred, the ratio of expenses
    to average net assets would have
    been:                                          2.03% (b)      3.81%          8.00% (b)      2.94% (b)      5.38% (b)
(b) Annualized.
(c) See Note 1 of notes to financial statements for commencement of operations.
(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.


See accompanying notes to financial statements.

NORWEST SELECT FUNDS
JUNE 30, 1996

NOTES TO FINANCIAL STATEMENTS


1.  ORGANIZATION

Norwest Select Funds (the "Trust") is registered as an open-end management investment company. The Trust currently has four diversified investment portfolios (each a "Fund" and collectively the "Funds"). Intermediate Bond Fund and ValuGrowth-SM- Stock Fund commenced operations on June 1, 1994, Income Equity Fund commenced operations on May 1, 1996, and Small Company Stock Fund commenced operations on May 1, 1995.

Shares of the Trust may be sold only to separate accounts of insurance companies to serve as an investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust's financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates and are expected to be immaterial to the net assets of the Funds. The following represents significant accounting policies of the Fund.

SECURITY VALUATION -Securities purchased that mature in 60 days or less are valued at amortized cost. Securities for which quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. Fixed income securities and other securities traded on an exchange for which market quotations are readily available are valued at the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are based on interest rates quoted by independent brokers on the date of valuation.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on ex-dividend date.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders of net investment income are declared and paid annually by each Fund. Net capital gains are distributed to shareholders at least annually. Distributions from net investment income and realized capital gain are based on amounts calculated in accordance with applicable income tax regulations. Any differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to wash sales and capital loss carry forwards.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ORGANIZATIONAL COSTS - The costs incurred by each Fund other than Small Company Stock Fund in connection with their organization and registration of shares, in the amount of $49,537 each, have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of the Funds' operations.

FEDERAL INCOME TAX - Each Fund has qualified, and intends to continue to qualify, as a regulated investment company and distributes all of its taxable income. Therefore, no Federal income tax provision is required.

REPURCHASE AGREEMENTS - Each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the Fund's investment adviser subject to the seller's agreement to resell such securities. Securities received as collateral in connection with the repurchase agreements are maintained by the Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. It the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund's require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Funds have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at market value and may claim any resulting loss from the seller. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser of each Fund is Norwest Investment Management, a part of Norwest Bank Minnesota, N.A. (the "Adviser"). Norwest Bank Minnesota, N.A. is a subsidiary of Norwest Corporation. The Adviser receives from the Trust, with respect to each Fund, an advisory fee based on average daily net assets of the respective fund at the following annual rates: Intermediate Bond Fund - 0.60%; Income Equity Fund - 0.85%; ValuGrowth-SM- Stock Fund - 0.80%; and Small Company Stock Fund - 0.80%.

Norwest Bank Minnesota, N.A. serves as the Trust's transfer agent, dividend disbursing agent and custodian, and is compensated for those services at an aggregate annual rate of up to 0.10% of the average daily net assets of each Fund.

Forum Financial Corp. provides fund accounting services to the Trust. For these services, Forum Financial Corp. receives a fee of $36,000 per year per Fund plus certain amounts based upon the number and types of portfolio transactions within each Fund.

The manager of the Trust is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer. Forum receives a management fee from each Fund at an annual rate of 0.20% of the average daily net assets of each Fund. Forum and Forum Financial Corp. are affiliates.

For the semi-annual period ended June 30, 1996, fees waived and expenses reimbursed by the Trust's custodian and transfer agent, the adviser and Forum were as follows:

                                   FEES WAIVED             EXPENSES REIMBURSED
                      Custodian
                    and Transfer
                        Agent        Adviser     Forum            Forum
                    ------------     -------     -----            -----

Bond Fund                 $1,821     $10,931   $  6,644          $13,242
Income Equity Fund           157       1,253      1,233            3,547
ValuGrowth-SM-
  Stock Fund               3,114      24,914     10,229               --
Small Company
  Stock Fund               1,441      11,528     10,882            6,991

4.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the year or period were as follows:


                                      COST OF PURCHASES    PROCEEDS FROM SALES
                                      -----------------    -------------------

Intermediate Bond Fund                   $2,627,716             $1,091,233
Income Equity Fund                        8,645,884                     --
ValuGrowth-SM- Stock Fund                 3,646,112              1,298,855
Small Company Stock Fund                  3,504,074              2,077,595

The cost basis for federal income tax purposes is the same as for financial accounting purposes except for ValuGrowth-SM- Stock Fund and Small Company Stock Fund whose tax cost of securities is $6,554,107 and $4,066,749, respectively. Unrealized appreciation and depreciation based on identified tax cost as of June 30, 1996 were as follows:


                                                                   NET
                            UNREALIZED       UNREALIZED       APPRECIATION/
         FUND              APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
         ----              ------------    --------------    --------------

Intermediate Bond Fund             --       $  (52,681)       $  (52,681)
Income Equity Fund         $   10,055               --            10,055
ValuGrowth-SM- Stock Fund   1,192,718          123,266         1,069,452
Small Company Stock Fund      437,735          187,343           250,392


Realized gains and losses on investments sold are recorded on the basis of identified cost.

As of December 31, 1995, ValuGrowth-SM- Stock Fund has capital loss carryovers available to offset future capital gains as follows:

          FUND                                  CARRYOVER AMOUNT
          ----                                  ----------------

ValuGrowth-SM- Stock Fund (expires 2002-3)          $48,334

Additionally, ValuGrowth-SM- Stock Fund and Small Company Stock Fund incurred capital losses from November 1, 1995 to December 31, 1995 of $36,955 and $1,576, respectively, which are treated for tax purposes as occurring on January 1, 1996.